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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2005
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    Suite 150
          ----------------------------------------------------------
            6200 The Corners Parkway
          ----------------------------------------------------------
            Norcross, Georgia  30092
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        May 4, 2005
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        72
                                             ----------------------------

Form 13F Information Table Value Total:      $ 181,432
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

                   March 31, 2005


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----
ABBOTT LABORATORIES              COM    002824100      221      4740 SH                 Sole                4740
AGERE SYSTEMS INC-CL A           COM    00845v100      579    404600 SH                 Sole              404600
AMERICAN EAGLE OUTFITTERS        COM    02553e106     2287     77400 SH                 Sole               77400
APPLE COMPUTER INC COM           COM    037833100     2496     59900 SH                 Sole               59900
AQUILA INC.                      COM    03840p102     1352    353100 SH                 Sole              353100
ARADIGM CORP.                    COM    038505103      357    292300 SH                 Sole              292300
BEBE STORES, INC.                COM    075571109     1504     44300 SH                 Sole               44300
BRISTOL-MEYERS SQUIBB CO         COM    110122108     2559    100500 SH                 Sole              100500
BROCADE COMMUNICATIONS           COM    111621108     1291    218100 SH                 Sole              218100
CENTRAL EUROPEAN MEDIA ENT-A     COM    g20045202     2715     54900 SH                 Sole               54900
CHICAGO BRIDGE & IRON-NY SHR     COM    167250109     2721     61801 SH                 Sole               61801
CINCINNATI BELL                  COM    171871106      269     63400 SH                 Sole               63400
CMGI INC                         COM    125750109      492    240000 SH                 Sole              240000
COMCAST CORP. SP/CL-A            COM    20030n200     8816    263650 SH                 Sole              263650
CONSTELLATION ENERGY GRP.        COM    210371100      774     73000 SH                 Sole               73000
CYBERSOURCE CORP.                COM    23251j106     2276    442000 SH                 Sole              442000
DIAMOND OFFSHORE DRILL COM       COM    25271C102     1507     30200 SH                 Sole               30200
DIEBOLD INC.                     COM    253651103     4830     88050 SH                 Sole               88050
DOW JONES & CO INC COM           COM    260561105      262      7000 SH                 Sole                7000
DUKE ENERGY                      COM    264399106    10588    378000 SH                 Sole              378000
EMC CORPORATION                  COM    268648102     1412    114600 SH                 Sole              114600
ENTERGY CORP.                    COM    29364g103     8430    119300 SH                 Sole              119300
EXELON CORP.                     COM    30161n101     3791     82600 SH                 Sole               82600
EXXON MOBIL CORP.                COM    30231G102     3857     64708 SH                 Sole               64708
FPL GROUP                        COM    302571104      241      6000 SH                 Sole                6000
G. WILLI-FOOD INT'L              COM    m52523103      139     23200 SH                 Sole               23200
GAP, INC.                        COM    364760108      786     36000 SH                 Sole               36000
GILLETTE CO                      COM    375766102     6565    130050 SH                 Sole              130050
GLOBAL SANTAFE CORP.             COM    g3930e101      444     12000 SH                 Sole               12000
GUITAR CENTER, INC.              COM    402040109     1464     26700 SH                 Sole               26700
HALLIBURTON CO                   COM    406216101     3754     86800 SH                 Sole               86800
HARSCO CORP.                     COM    415864107      238      4000 SH                 Sole                4000
INKINE PHARMACEUTICAL            COM    457214104      215     69400 SH                 Sole               69400
INTERPUBLIC GROUP                COM    460690100     5819    473900 SH                 Sole              473900
INVITROGEN CORP.                 COM    46185r100     2394     34600 SH                 Sole               34600
ISHARES MSCI JAPAN               COM    464286848      105     10000 SH                 Sole               10000
JOHNSON & JOHNSON                COM    478160104      403      6000 SH                 Sole                6000
JONES SODA CO                    COM    48023p106      248     44300 SH                 Sole               44300
LOCKHEED MARTIN                  COM    539830109      244      4000 SH                 Sole                4000
MICRO THERAPEUTICS INC.          COM    59500w100      752    194800 SH                 Sole              194800
MURPHY OIL CORP.                 COM    626717102      355      3600 SH                 Sole                3600
NABORS INDUSTRIES LTD.           COM    g6359f103     7395    125050 SH                 Sole              125050
NCR CORPORATION                  COM    62886e108     2045     60600 SH                 Sole               60600
NEKTAR THERAPUTICS               COM    640268108     3375    242100 SH                 Sole              242100
NETRATINGS, INC.                 COM    64116m108      676     44300 SH                 Sole               44300
NEWMONT MINING CORP.             COM    651639106     4468    105750 SH                 Sole              105750
ONVIA.COM                        COM    68338t403       237    46400 SH                 Sole               46400
PG&E CORP.                       COM    69331c108     12421   364250 SH                 Sole              364250
PPL CORP.                        COM    69351t106      5853   108400 SH                 Sole              108400
QUICKSILVER INC.                 COM    74838c106      1213    41800 SH                 Sole               41800
REGEN BIOLOGICS INC.             COM    75884m104       342   368100 SH                 Sole              368100
REPUBLIC SERVICES                COM    760759100     1031     30800 SH                 Sole               30800
ROCKWELL AUTOMATION              COM    773903109     3262     57600 SH                 Sole               57600
SCHERING-PLOUGH CORP.            COM    806605101     7269    400500 SH                 Sole              400500
SERONO SA-ADR                    COM    81752m101     1321     72800 SH                 Sole               72800
SLM CORP.                        COM    78442p106     8249    165500 SH                 Sole              165500
TANOX, INC.                      COM    87588q109     1898    197700 SH                 Sole              197700
TEVA PHARMACEUTICAL ADR          COM    881624209      205      6600 SH                 Sole                6600
THOMAS EQUIPMENT                 COM    884400102      265     45000 SH                 Sole               45000
TIME WARNER, INC.                COM    887317105    10477    597000 SH                 Sole              597000
TITAN PHARMACEUTICALS INC        COM    888314101      229    103300 SH                 Sole              103300
TRANSOCEAN OFFSHORE INC.         COM    g90078109     1822     35400 SH                 Sole               35400
TUCOWS, INC.                     COM    898697107      213    221600 SH                 Sole              221600
TYCO INT'L LTD.                  COM    902124106      203      6000 SH                 Sole                6000
VARIAN MEDICAL SYSTEMS           COM    92220p105      206      6000 SH                 Sole                6000
WALT DISNEY                      COM    254687106      316     11000 SH                 Sole               11000
WASHINGTON POST CL B             COM    939640108     2905      3250 SH                 Sole                3250
WILLIAMS COS, INC.               COM    969457100     7543    401000 SH                 Sole              401000
YELLOW ROADWAY CORP.             COM    985577105     2658     45400 SH                 Sole               45400
COF PUTS 6/18/2005  80.00        PUT    14040h8rp      214       357 SH      PUT        Sole                 357
FNM PUTS 1/21/2006  65.00        PUT    wfnm.m         315       289 SH      PUT        Sole                 289
NFI PUTS 6/18/2005 40.00         PUT    6699478rh      254       368 SH      PUT        Sole                 368

REPORT SUMMARY                   72 DATA RECORDS    181432                    1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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